FINANCIAL INSTRUMENTS (Schedule of financial assets) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jan. 01, 2020 CNY (¥)
Financial assets at fair value through profit or loss：
Total				¥ 143,674
Total				143,674
Total Current		$ 32,974	¥ 209,581	378,365	¥ 269,020
Total Non-current		19,488	123,867	151,691	¥ 125,940
Financial assets, class [member]
Debt instruments at amortized cost:
Account and bills receivable - current		6,533	41,526	29,771
Account and bills receivable - non-current		1,495	9,501	31,676
Financial assets included in other receivables		13,408	85,224	1,118
Due from related companies				123,893
Financial assets at fair value through profit or loss：
Listed equity investments (Note i)	[1]			138,674
Structured deposit (ii)	[2]			5,000
Structured deposit (ii) | $	[2]
Total		21,436	136,251	330,132
Total		21,436	136,251	330,132
Total Current		19,941	126,750	298,456
Total Non-current		$ 1,495	¥ 9,501	¥ 31,676

[1]	On August 17, 2020, the Company entered into a definitive share purchase agreement with Feishang Group to acquire 120,000,000 shares, or 8.69% of the equity interest in, Feishang Anthracite Resources Limited (“FARL”), a company listed on the Main Board of the Hong Kong Stock Exchange (the “Equity Investment”). In exchange, the Company agreed to issue 9,077,166 of its common shares to Feishang Group at a total transaction price amounting to approximately CNY78,288. The total transaction price of the exchange was based on the average closing price of FARL for the five trading days before August 17, 2020, adjusted for a 27.5% discount in consideration of the impact of a lack of marketability due to the low trading volume of FARL on the Hong Kong Stock Exchange. Upon the completion of the above-mentioned acquisition of shares of FARL and the issuance of the shares of the Company on August 17, 2020, the Company recognized financial assets at fair value through profit or loss amounting to CNY107,340 as they were held for trading.
[2]	The Company entered into a structured deposit agreement with Bank of Communications pursuant to which the Company made a time deposit with a principal amount of CNY5,000 from December 12, 2020 to June 21, 2021 to receive interest at the higher annual interest rate of 2.75% if the underlying currency pair (EUR/US$) was trading within a pre-determined range on the expiration date. Otherwise, the Company received interest at the lower interest rate of 1.55%.